OTHER LONG-TERM LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other long-term liabilities
Asset retirement obligations	¥ 111,026	¥ 103,214
Deferred revenue - non-current (Note 5)	51,983	50,869
Deferred government grants	58,068	114,209
Others	2,525	28,929
Total	¥ 223,602	¥ 297,221